Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Amortized Cost and Estimated Fair Values of Investment Securities

The following table is a summary of the amortized cost and estimated fair values of investment securities, all of which are classified as AFS. The Company’s holdings of “other equity securities” include FHLB-Dallas, FHLB-Atlanta and FNBB shares which do not have readily available fair values and are carried at cost.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$345,224	$16,586	$(293)	$361,517
U.S. Government agency residential mortgage-backed securities	116,835	1,466	(17)	118,284
Corporate obligations	776	—	—	776
Other equity securities	13,689	—	—	13,689

Total investment securities AFS	$476,524	$18,052	$(310)	$494,266

December 31, 2011:
Obligations of states and political subdivisions	$359,667	$14,359	$(979)	$373,047
U.S. Government agency residential mortgage-backed securities	46,068	1,967	—	48,035
Other equity securities	17,828	—	—	17,828

Total investment securities AFS	$423,563	$16,326	$(979)	$438,910

Gross Unrealized Losses and Estimated Fair Value of Investment Securities

The following table shows gross unrealized losses and estimated fair value of investment securities AFS, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$14,085	$188	$7,324	$105	$21,409	$293
U.S. Government agency residential mortgage-backed securities	14,320	17	—	—	14,320	17

Total temporarily impaired investment securities	$28,405	$205	$7,324	$105	$35,729	$310

December 31, 2011:
Obligations of states and political subdivisions	$6,035	$248	$16,582	$731	$22,617	$979

Total temporarily impaired investment securities	$6,035	$248	$16,582	$731	$22,617	$979

Maturity Distribution of Investment Securities AFS Reported at Amortized Cost and Estimated Fair Value

A maturity distribution of investment securities AFS reported at amortized cost and estimated fair value as of December 31, 2012 is as follows:

	Amortized Cost	Estimated Fair Value
	(Dollars in thousands)

Due in one year or less	$16,285	$16,616
Due after one year to five years	33,794	34,637
Due after five years to ten years	58,613	60,073
Due after ten years	367,832	382,940

Total	$476,524	$494,266

Sales Activities of Company's Investment Securities AFS are Summarized

Sales activities and other-than-temporary impairment charges of the Company’s investment securities AFS are summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Sales proceeds	$43,177	$94,676	$255,232

Gross realized gains	$3,075	$1,044	$5,030
Gross realized losses	(15)	(111)	(486)
Other-than-temporary impairment charges	(2,603)	—	—

Net gains on investment securities	$457	$933	$4,544